Loans - Schedule of Carrying Amount of Loans Acquired (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Jul. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable
Expected losses and foregone interest	$ (154,099)		$ (155,960)	$ (152,523)
Loans acquired with no evidence of deteriorated credit quality	15,000		12,700
Related allowance	2,856		$ 24,293
Sabadell United
Accounts, Notes, Loans and Financing Receivable
Loans acquired	4,026,240	$ 4,000,000
Covered loans acquired	158,600
Contractually required principal and interest at acquisition	4,914,185
Expected losses and foregone interest	(54,226)
Cash flows expected to be collected at acquisition	4,859,959
Loans acquired with no evidence of deteriorated credit quality	3,960,308
Impaired Financing Receivable, with Related Allowance, Recorded Investment	111,114
Related allowance	12,245
Impaired Financing Receivable, Expected Cash Flow	98,869
Accretable yield	32,937
Loans acquired with deteriorated credit quality	$ 65,932